Borrowing Arrangements	9 Months Ended	12 Months Ended
	Oct. 01, 2023	Dec. 31, 2022
Borrowing Arrangements [Abstract]
Borrowing Arrangements
(16)	Borrowing Arrangements
Convertible notes, net and convertible notes, net, due to related parties
As of October 1, 2023 and December 31, 2022, the Company’s convertible notes consisted of the following (in thousands):

	As of
	October 1, 2023	December 31, 2022
Convertible notes, net, noncurrent
2022 Convertible Notes	$—	$3,434
2022 Convertible Notes due to related parties	—	15,510

Total convertible notes	$—	$18,944

Convertible Promissory Notes with Ecosystem Integrity Fund II, LP.
On April 30, 2021, the Company issued a short-term Subordinated Convertible Promissory Note to Ecosystem Integrity Fund II, LP (“EIF”) for a total principal of $0.5 million plus accrued interest of 3.0% per annum due on June 30, 2021. The Note included a conversion feature which allows the holder to convert any portion of the note plus any unpaid accrued interest (“Conversion Amount”) into shares of Series
C-1
Preferred Stock on the maturity date of June 30, 2021 or thereafter. As of December 31, 2021 the principal and accrued interest remained outstanding and the holder did not elect to covert the note into Series
C-1
Preferred shares. The principal and accrued interest of $0.5 million was repaid in February 2022, and as such, the balance remaining at December 31, 2022 and thereafter remained zero.
2019-A
Convertible Notes
In 2019, the Company issued a series of convertible notes
(“2019-A
Convertible Notes”) for $0.1 million in proceeds, with immaterial debt issuance costs, and which were due and payable on demand by the holders after August 2020. The notes carried simple interest of 6.0% and contained a conversion feature whereby the notes would convert at 80% of the issuance price of the preferred shares in the next equity financing. The notes also contained other embedded features such as conversion options that were exercisable upon the occurrence of various contingencies. All of the embedded features were analyzed to determine whether they should be bifurcated and separately accounted for as a derivative. Pursuant to such analysis, the Company valued and bifurcated the share-settled redemption feature, which enabled the holders to convert the notes to the preferred shares at a predefined discount from the issuance price and recorded its initial fair value of less than $0.1 million as a discount on the convertible notes face amount. The debt discount was amortized to interest expense at a weighted-average effective interest rate of 17.6% through the maturity dates of the notes.
The fair value of the share-settled redemption feature was estimated based on a probability-weighted analysis of the discounted value of the notes converting under a Next Equity Financing, a change in control, default, or maturity, and the changes in fair value were recognized as a component of other income (expense), net in the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss). The Company recorded zero in expense during the thirteen and thirty-nine weeks ended October 1, 2023 and the three and nine months ended September 30, 2022, related to the change in the fair value of the convertible notes embedded derivative liability. The convertible notes were carried within the accompanying unaudited condensed consolidated balance sheets at their original issuance value, net of unamortized debt discount and issuance costs. In March 2022, as part of the Company’s Series D Preferred Stock issuance, the
2019-A
Convertible Notes converted into 62,500 shares of Series
D-2
redeemable convertible preferred stock. The Company recognized a gain on the conversion of less than $0.1 million in other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss). As the full carrying value of the note was converted to Series D Preferred Stock, the balance remaining for the note at December 31, 2022 and thereafter remained zero.
The Company did not recognize any interest expense related to the
2019-A
Convertible Notes during the thirteen and thirty-nine weeks ended October 1, 2023 and the three months ended September 2022. Interest expense recognized related to the
2019-A
Convertible Notes during the nine months ended September 30, 2022 was immaterial.
2020-A
Convertible Notes
In 2020, the Company issued a series of convertible notes
(“2020-A
Convertible Notes”) for $3.8 million in proceeds, with immaterial debt issuance costs, and which are due and payable on demand by the holders after April 2021. The notes carried simple interest of 2.0% and contained a conversion feature whereby the notes would convert at 80% of the issuance price of the preferred shares in the next equity financing. The notes also contained other embedded features such as conversion options that were exercisable upon the occurrence of various contingencies. All of the embedded features were analyzed to determine whether they should be bifurcated and separately accounted for as a derivative. Pursuant to such analysis, the Company valued and bifurcated the share-settled redemption feature, which enables the holders to convert the notes to the preferred shares at a predefined discount from the issuance price and recorded its initial fair value of $0.5 million as a discount on the convertible notes face amount. The debt discount was amortized to interest expense at a weighted-average effective interest rate of 25.6% through the maturity dates of the notes.
The fair value of the share-settled redemption feature was estimated based on a probability-weighted analysis of the discounted value of the notes converting under a Next Equity Financing, a change in control, default, or maturity, and the changes in fair value were recognized as a component of other income (expense), net in the accompanying unaudited condensed consolidated statements of operations and comprehensive income (loss). The Company recorded zero in expense during the thirteen and thirty-nine weeks ended October 1, 2023 and the three and nine months ended September 30, 2022, related to the change in the fair value of the convertible notes embedded derivative liability. The convertible notes were carried within the accompanying unaudited condensed consolidated balance sheets at their original issuance value, net of unamortized debt discount and issuance costs. In March 2022, as part of the Company’s Series D Preferred Stock issuance, the
2020-A
Convertible Notes converted into 785,799 shares of
Series D-1
redeemable convertible preferred stock. The Company recognized a gain on the conversion of $0.9 million in other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss). As the full carrying value of the note was converted to Series D Preferred Stock, the balance remaining for the note at December 31, 2022 and thereafter remained zero.
The Company did not recognize any interest expense related to the
2020-A
Convertible Notes during the thirteen and thirty-nine weeks ended October 1, 2023 and the three months ended September 2022. Interest expense recognized during the nine months ended September 30, 2022 was immaterial.
2021-A
Convertible Notes
In 2020, the Company issued a series of convertible notes
(“2021-A
Convertible Notes”) for $4.3 million in proceeds, with immaterial debt issuance costs, and which are due and payable on demand by the holders after February 2022. The holders are existing investors and are not expected to demand cash settlement, as the Company expects to raise additional preferred financing under which the notes will convert into preferred shares. The notes carry simple interest of 2.0% and contained a conversion feature whereby the notes would convert at 80% of the issuance price of the preferred shares in the next equity financing. The notes also contained other embedded features such as conversion options that were exercisable upon the occurrence of various contingencies. All of the embedded features were analyzed to determine whether they should be bifurcated and separately accounted for as a derivative. Pursuant to such analysis, the Company valued and bifurcated the share-settled redemption feature, which enables the holders to convert the notes to the preferred shares at a predefined discount from the issuance price and recorded its initial fair value of $0.6 million as a discount on the convertible notes face amount. The debt discount is amortized to interest expense at a weighted-average effective interest rate of 18.1% through the maturity dates of the notes.
The fair value of the share-settled redemption feature was estimated based on a probability-weighted analysis of the discounted value of the notes converting under a Next Equity Financing, a change in control, default, or maturity, and the changes in fair value were recognized as a component of other income (expense), net in the unaudited condensed consolidated statements of operations and comprehensive income (loss). The Company recorded zero in expense during the thirteen and thirty-nine weeks ended October 1, 2023 and the three and nine months ended September 30, 2022, related to the change in the fair value of the convertible notes embedded derivative liability. The convertible notes were carried on the unaudited condensed consolidated balance sheets at their original issuance value, net of unamortized debt discount and issuance costs. In March 2022, as part of the Company’s Series D Preferred Stock issuance, the
2021-A
Convertible Notes converted into 869,640 shares of Series
D-1
redeemable convertible preferred stock. The Company recognized a gain on the conversion of $0.8 million in other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss). As the full carrying value of the note was converted to Series D Preferred Stock, the balance remaining for the note at December 31, 2022 and thereafter remained zero.
As part of the
2021-A
Convertible Notes financing, the Company entered into an additional convertible note with an existing investor for $0.5 million. The note carries PIK interest of 3.0% and is due and payable on demand at any time after June 30, 2021. The note contains an embedded conversion feature, which allows the holder to convert the note into a fixed number of shares of Series
C-1
preferred stock at any time after June 30, 2021. The Company concluded the conversion feature is not required to be bifurcated as an embedded derivative liability, and the note is carried at its principal plus accrued PIK interest. As the full carrying value of the note was converted to Series D Preferred Stock, the balance remaining for the note at December 31, 2022 and thereafter remained zero.
The Company did not recognize any interest expense related to the
2021-A
Convertible Notes during the thirteen and thirty-nine weeks ended October 1, 2023 and the three months ended September 30, 2022. Interest expense recognized during the nine months ended September 30, 2022 was immaterial.
2022 Convertible Notes
In connection with the Original Business Combination Agreement, the Company has raised a series of convertible notes (“2022 Convertible Notes”) during the fiscal year ended December 31, 2022 with an aggregate purchase price of $12.0 million, and during the thirty-nine weeks ended October 1, 2023 for an additional total purchase price of $21.3 million. Additionally, as part of the acquisition of Solaria, the Company assumed a note from an existing investor for its fair value of $6.7 million. The note contained the same terms as the other 2022 Convertible Notes. The Company did not incur significant issuance costs associated with the 2022 Convertible Notes. The 2022 Convertible Notes accrued interest at a rate of 5% per annum. Immediately prior to the closing of the Mergers, the 2022 Convertible Notes were converted into the number of shares of common stock of Complete Solaria equal to (x) the principal amount together with all accrued interest of the 2022 Convertible Notes divided by 0.75, divided by (y) the price of a share of common stock of Complete Solaria used to determine the conversion ratio in the Amended and Restated Business Combination Agreement. This resulted in the issuance of 5,316,460 shares of Complete Solaria common stock to the noteholders and no debt remains outstanding associated with the 2022 Convertible Notes as of October 1, 2023.
The Company has recognized interest expense of less than $0.1 million and $0.7 million related to the 2022 Convertible Notes during the thirteen and thirty-nine weeks ended October 1, 2023. The Company did not recognize any interest expense related to the 2022 Convertible Notes during the three and nine months ended September 30, 2022.
SAFE Agreements
2019 SAFE
In September 2019, the Company issued the 2019 SAFE for $0.1 million in proceeds, with immaterial debt issuance costs. No interest was accrued on the 2019 SAFE. The 2019 SAFE contained conversion features that allowed the holder to convert the 2019 SAFE into shares of preferred stock upon the next equity financing, subject to a valuation cap. The 2019 SAFE was reported at fair value based on the probability-weighted expected return method (“PWERM”), which assigns value to the multiple settlement scenarios based on the probability of occurrence. The fair value of the 2019 SAFE was $0.2 million as of December 31, 2021 was recorded in SAFE Agreements in the accompanying unaudited condensed consolidated balance sheets. In March 2022, the Company converted the 2019 SAFE into 48,258 shares of Series
D-3
redeemable convertible preferred stock. The Company recognized a gain on the conversion of the 2019 SAFE of less than $0.1 million in other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss). As the full carrying value of the SAFE was converted to Series D Preferred Stock, the balance remaining for the SAFE at December 31, 2022 and thereafter remained zero.
2021 SAFE
In December 2021, the Company issued the 2021 SAFE for $5.0 million in proceeds, with immaterial debt issuance costs. No interest is accrued on the 2021 SAFE. The 2021 SAFE contained conversion features that allowed the holder to convert the 2021 SAFE into shares of preferred stock upon the next equity financing, subject to a valuation cap. The 2019 SAFE was reported at fair value based on the PWERM, which assigns value to the multiple settlement scenarios based on the probability of occurrence. The fair value of the 2021 SAFE was $6.3 million as of December 31, 2021 is recorded in SAFE Agreements in the accompanying unaudited condensed consolidated balance sheets. In March 2022, the Company converted the 2021 SAFE into 1,005,366 shares of Series
D-1
redeemable convertible preferred stock. The Company recognized a gain on the conversion of the 2021 SAFE of $1.4 million in other income (expense), net on the unaudited condensed consolidated statements of operations and comprehensive income (loss). As the full carrying value of the SAFE was converted to Series D Preferred Stock, the balance remaining for the SAFE at December 31, 2022 and thereafter remained zero.
Solaria SAFE
As part of the acquisition of Solaria (refer to Note 6 – Business Combination) the Company acquired the Solaria SAFEs. The number of shares to be issued upon conversion of the SAFE notes contained various features to convert or redeem the Solaria SAFEs in the event of an equity financing, public offering, change of control or a dissolution event.
The Company historically elected to account for all of the SAFE notes at estimated fair value pursuant to the fair value option and recorded the change in estimated fair value as other income (expense), net in the unaudited condensed consolidated statements of operations and comprehensive income (loss) until the notes are converted or settled. The SAFE notes were amended through the SAFE Assumption Amendment, Assignment and Assumption Agreement on November 4, 2022, as part of the Business Combination with Complete Solar, whereby all the SAFE notes were assumed by Complete Solar. As part of the purchase price accounting discussed in Note 4 – Reverse Recapitalization, the estimated fair value of the SAFE notes was determined to be $60.5 million. Post consummation of the Business Combination the SAFE notes were converted to 8,171,662 shares of Series
D-8
preferred stock as discussed in Note 6 – Business Combination.
Notes Payable
Loan and Security Agreement
In January 2020, the Company entered into the Loan Agreement with SVB. The Loan Agreement, as amended, provided for a line of credit up to $7.0 million and has a maturity date of February 2022. Advances under the line of credit bore interest at the greater of 5.25% or the prime rate (as published in the Wall Street Journal) plus 3.5% per annum. All borrowings under the line of credit were to be secured by substantially all of the Company’s assets.
During 2021, the Company entered into several amendments to the Loan Agreement, and in May and August 2021 in connection with the Fifth and Sixth Amendments, the Company issued warrants to purchase 5,122 shares and 5,229 shares of common stock at exercise prices of $0.38 per share and $0.62 per share, respectively. The fair value of the warrants were recorded as deferred issuance costs and amortized to interest expense. As of December 31, 2022 and thereafter, there were no unamortized debt issuance costs.
Under the Loan Agreement, the Company was subject to certain reporting covenants, such as a requirement for the Company’s monthly unaudited condensed consolidated financial statements and compliance certificate, as well as a financial covenant to maintain a minimum liquidity ratio of 1.75 to 1.00. In 2021, the Loan Agreement was amended to add a new financial covenant, requiring the Company to obtain new equity of at least $15.0 million by a specified date, which the Company did not meet; however, the default was later waived by SVB.
In February 2022, as part of the transaction to raise long-term debt in CS Solis, the Company repaid the principal and accrued interest of the Loan Agreement of $6.7 million, which terminated the agreement with SVB. As such, as of December 31, 2022 and thereafter, there was no debt related to this agreement on the Company’s balance sheet.
2021 Promissory Notes
In July 2021, the Company issued a short-term promissory note for $0.5 million in proceeds, with immaterial debt issuance costs. The promissory note carried simple interest of 2.0% and were due and payable after February 2022. In February 2022, the Company repaid the 2021 Promissory Note.
In October 2021, the Company issued a short-term promissory note for $2.0 million in proceeds, with immaterial debt issuance costs. The promissory note contained a financing fee of $0.3 million, which was due and payable along with the principal amount in January 2022. In connection with the promissory note, the Company issued a warrant to purchase 50,000 shares of common stock at an exercise price of $0.01 per share. The principal and accrued interest of the note payable was repaid in January 2022, and no amounts remained outstanding as of December 31, 2022 and thereafter.
Current Insight Promissory Note
In January 2021, the Company issued a promissory note for a principal amount of $0.1 million in connection with the purchase of Current Insight, with immaterial debt issuance costs. The promissory note bears interest at 0.14% per annum and has equal monthly installments due and payable through the maturity date of January 2022. The principal and accrued interest was repaid in January 2022, and no amounts remained outstanding as of December 31, 2022 and thereafter.
2018 Bridge Notes
In December 2018, Solaria Corporation issued senior subordinated convertible secured notes (“2018 Notes”) totaling approximately $3.4 million in exchange for cash. The notes bear interest at the rate of 8% per annum and the investors are entitled to receive twice of the face value of the notes at maturity. The 2018 Notes are secured by substantially all of the assets of Solaria Corporation. In 2021, the 2018 Notes were amended extending the maturity date to December 13, 2022. In connection with the 2021 amendment, Solaria had issued warrants to purchase shares of Series
E-1
redeemable convertible preferred stock of Solaria. The warrants were exercisable immediately in whole or in part at and expire on December 13, 2031. As part of the Business Combination with Complete Solar, all the outstanding warrants issued to the lenders were assumed by the parent company, Complete Solaria as discussed in Note 6 – Business Combination.
In December 2022, the Company entered into an amendment to the 2018 Bridge Notes extending the maturity date from December 13, 2022 to December 13, 2023. In connection with the amendment, the notes will continue to bear interest at 8% per annum and are entitled to an increased repayment premium from 110% to 120% of the principal and accrued interest at the time of repayment.
The Company concluded that the modification was a troubled debt restructuring as the Company was experiencing financial difficulty and the amended terms resulted in a concession to the Company. As the future undiscounted cash payments under the modified terms exceeded the carrying amount of the Solaria
Bridge Notes on the date of modification, the modification was accounted for prospectively. The incremental repayment premium is being amortized to interest expense using the effective interest rate method. As of October 1, 2023 and December 31, 2022, the carrying value of the Bridge Notes was $10.7 million and $9.8 million, respectively. Interest expense recognized for the thirteen and thirty-nine weeks ended October 1, 2023 was $0.3 million and $1.0 million, respectively. The Company did not recognize any interest expense related to the 2018 Bridge Notes during the three and nine months ended September 30, 2022. As of October 1, 2023, the carrying value of the 2018 Bridge Notes approximates their fair value.
SCI Term Loan and Revolver Loan
In October 2020, Solaria entered into a loan agreement (“SCI Loan Agreement”) with Structural Capital Investments III, LP (“SCI”).
The SCI Loan Agreement comprises of two facilities, a term loan (the “Term Loan”) and a revolving loan (the “Revolving Loan”) (together “Original Agreement”) for $5.0 million each with a maturity date of October 31, 2023. Both the Term Loan and the Revolving Loan were fully drawn upon closing. The Term Loan was repaid prior to the acquisition of Solaria by Complete Solar and was not included in the Business Combination.
The Revolving Loan also has a term of
thirty-six
months, principal repayments at the end of the term and an annual interest rate of 7.75% or Prime rate plus 4.5%, whichever is higher. The SCI Loan Agreement required the Company to meet certain financial covenants relating to maintenance of specified restricted cash balance, achieving specified revenue target and maintaining specified contribution margin (“Financial Covenants”) over the term of each of the Revolving Loan. The Revolving Loan is collateralized substantially by all assets and property of the Company.
In the years ended December 31, 2022 and December 31, 2021, Solaria entered into several Amended and Restated Loan and Security Agreements as a forbearance agreement for SCI to forbear from exercising any rights and remedies available to it as a result of Company not meeting certain Financial Covenants required by the Original Agreement. As a result of these amendment changes were made to the Financial Covenants and Solaria recorded a total of $1.9 million amendment fees in Other Liabilities and was included in the acquired liabilities for purchase price accounting.
Solaria had historically issued warrants to purchase shares of Series
E-1
redeemable convertible preferred stock of Solaria (“SCI Series
E-1
warrants”). The warrants were fully exercisable in whole or in part at any time during the term of the Original agreement. As part of the Business Combination with Complete Solar, all the outstanding SCI Series
E-1
warrants were assumed by the parent company, Complete Solaria as discussed in Note 6 – Business Combination.
The Revolving Loan outstanding on the date of the Business Combination was fair valued at $5.0 million for the purpose of purchase price accounting discussed in Note 6 – Business Combination. The Revolving Loan principal balance at October 1, 2023 and December 31, 2022 amounted to $5.0 million. Interest expense recognized for the thirteen and thirty-nine weeks ended October 1, 2023 was $0.2 million and $0.5 million, respectively. The Company was in compliance with all the Financial Covenants as of October 1, 2023. In October 2023, the Company entered into an Assignment and Acceptance Agreement whereby Structural Capital Investments III, LP assigns the SCI debt to Kline Hill Partners Fund LP, Kline Hill Partners IV SPV LLC, Kline Hill Partners Opportunity IV SPV LLC, and Rodgers Massey Revocable Living Trust for a total purchase price of $5.0 million, as discussed in Note 22 – Subsequent Events.
Secured Credit Facility
In December 2022, the Company entered into a secured credit facility agreement with Kline Hill Partners IV SPV LLC and Kline Hill Partners Opportunity IV SPV LLC. The secured credit facility agreement allows the Company to borrow up to 70% of the net amount of its eligible vendor purchase orders with a maximum amount of $10.0 million at any point in time. The purchase orders are backed by relevant customer sales orders which serves as a collateral. The amounts drawn under the secured credit facility may be reborrowed provided that the aggregate borrowing does not exceed $20.0 million. The repayment under the secured credit facility is the borrowed amount multiplied by 1.15x if repaid within 75 days and borrowed amount multiplied by 1.175x if repaid after 75 days. The Company may prepay any borrowed amount without premium or penalty. Under the original terms, the secured credit facility agreement was due to mature in April 2023. The Company is in the process of amending the secured credit facility agreement to extend its maturity date.
At October 1, 2023, the outstanding net debt amounted to $11.7 million, including accrued financing cost of $4.1 million, compared to December 31, 2022, where the outstanding net debt amounted to $5.6 million, including accrued financing cost of $0.1 million. The Company has recognized interest expense of zero and $3.1 million related to the Secured Credit Facility during the thirteen and thirty-nine weeks ended October 1, 2023, respectively. The Company did not recognize any interest expense related to the Secured Credit Facility during the three and nine months ended September 30, 2022. As of October 1, 2023, the total estimated fair value of the Secured Credit Facility approximates its carrying value.
Polar Settlement Agreement
In September 2023, in connection with the Mergers, the Company entered into a settlement and release agreement with Polar Multi-Strategy Master Fund (“Polar”) for the settlement of a working capital loan that had been made by Polar to the Sponsor, prior to the closing of the Mergers. As part of the settlement agreement, the Company agreed to pay Polar $0.5 million as a return of capital, which is paid in ten equal monthly installments and does not accrue interest. During the thirteen and thirty-nine weeks ended October 1, 2023, the Company made one payment of less than $0.1 million, and as of October 1, 2023, and $0.5 million remains outstanding.
Debt in CS Solis
As described above, as part of the reorganization in February 2022 of the Company, the Company received an investment from Carlyle. The investment was made pursuant to a subscription agreement, under which Carlyle contributed $25.6 million in exchange for 100 Class B Membership Units of CS Solis and the Company contributed the net assets of Complete Solar, Inc. in exchange for 100 Class A Membership Units. The Class B Membership Units are mandatorily redeemable by the Company on the three-year anniversary of the effective date of the CS Solis amended and restated LLC agreement (February 14, 2025). The Class B Membership Units accrue interest that is payable upon redemption at a rate of 10.5% (which is structured as a dividend payable based on 25% of the investment amount measured quarterly), compounded annually, and subject to increases in the event the Company declares any dividends. In connection with the investment, the Company issued a warrant to purchase 5,978,960 shares of the Company’s common stock at a price of $0.01 per share, of which, 4,132,513 shares are immediately exercisable. The Company has accounted for the mandatorily redeemable investment from Carlyle in accordance with ASC 480, Distinguishing Liabilities from Equity, and has recorded the investment as a liability, which was accreted to its redemption value under the effective interest method. The Company has recorded the warrants as a discount to the liability. Refer to Note 14 – Common Stock, for further discussion of the warrants issued in connection with the Class B Membership Units.
On July 17 and July 18, 2023, and in connection with obtaining consent for the Mergers, Legacy Complete Solaria, FACT and Carlyle entered into an Amended and Restated Consent to the Business Combination Agreement (“Carlyle Debt Modification Agreement”) and an amended and restated warrant agreement (“Carlyle Warrant Amendment”), which modified the terms of the mandatorily redeemable investment made by Carlyle in Legacy Complete Solaria.

The Carlyle Debt Modification Agreement accelerates the redemption date of the investment, which was previously February 14, 2025 and is March 31, 2024 subsequent to the modification. Additionally, as part of the amendment, the parties entered into an amended and restated warrant agreement. As part of the Carlyle Warrant Amendment, Complete Solaria issued Carlyle a warrant to purchase up to 2,745,879 shares of Complete Solaria Common Stock at a price per share of $0.01, which is inclusive of the outstanding warrant to purchase 1,995,879 shares at the time of modification. The warrant, which expires on July 18, 2030, provides Carlyle with the right to purchase shares of Complete Solaria Common Stock based on (a) the greater of (i) 1,995,879 shares and (ii) the number of shares equal to 2.795% of Complete Solaria’s issued and outstanding shares of common stock, on a fully-diluted basis; plus (b) on and after the date that is ten (10) days after the date of the agreement, an additional 350,000 shares; plus (c) on and after the date that is thirty (30) days after the date of the agreement, if the original investment amount has not been repaid, an additional 150,000 shares; plus (d) on and after the date that is ninety (90) days after the date of the agreement, if the original investment amount has not been repaid, an additional 250,000 shares, in each case, of Complete Solaria Common Stock at a price of $0.01 per share. The warrants are classified as liabilities under ASC 815 and are recorded within warrant liability on the unaudited condensed consolidated statements of operations and comprehensive income (loss).
The Company accounted for the modification of the long-term debt in CS Solis as a debt extinguishment in accordance with ASC 480 and ASC 470. As a result of the extinguishment, the Company recorded a loss on extinguishment, of $10.3 million, which is recorded within other expense on the unaudited condensed consolidated statements of operations and comprehensive income (loss). As of the modification date, the Company recorded the fair value of the new debt of $28.4 million as short-term debt in CS Solis, and the amount will be accreted to its redemption value of $31.9 million under the effective interest method.
The Company has recorded a liability of $29.2 million and zero included in short-term debt in CS Solis on the unaudited condensed consolidated balance sheets as of October 1, 2023 and December 31, 2022, respectively. The Company has recorded a liability of zero and $25.2 million included in long-term debt in CS Solis on the unaudited condensed consolidated balance sheets as of October 1, 2023 and December 31, 2022, respectively. The Company has recorded accretion of the liability as interest expense of $1.2 million and $2.7 million for the thirteen and thirty-nine weeks ended October 1, 2023, respectively, and made payments of interest expense of $0.2 million for each of the thirteen and thirty-nine weeks ended October 1, 2023. The Company has recorded accretion of the liability as interest expense of $0.7 million and $1.7 million for the three and nine months ended September 30, 2022, respectively. During the thirteen and thirty-nine weeks ended October 1, 2023, the Company recorded amortization of issuance costs as interest expense of less than $0.1 million and $0.7 million, respectively. During the three and nine months ended September 30, 2022, the Company recorded the amortization of issuance costs as interest expense of $0.4 million and $0.9 million, respectively. As of October 1, 2023, the total estimated fair value of the Company’s debt in CS Solis was $29.1 million, which was estimated based on Level 3 inputs.

(15)	Borrowing Arrangements
Convertible notes, net and convertible notes, net due to related parties
As of December 31, 2022 and December 31, 2021, the Company’s convertible notes consisted of the following (in thousands):

	As of December 31,
	2022	2021
Convertible notes, net
2019-A Convertible Notes	$—	$115
2020-A Convertible Notes	—	630
2021-A Convertible Notes	—	1,145

Convertible notes, net	—	1,890

Convertible notes, net due to related parties
2020-A Convertible Notes	—	3,260
2021-A Convertible Notes	—	3,050
Convertible Promissory Notes with Ecosystem Integrity Fund II, LP.	—	510

Convertible notes, net due to related parties	—	6,820

Convertible notes, net, noncurrent
2022 Convertible Notes	3,434	—

Convertible notes, net, noncurrent	3,434	—

Convertible notes, net due to related parties, noncurrent
2022 Convertible Notes	15,510	—

Convertible notes, net due to related parties, noncurrent	15,510	—

Total convertible notes	$18,944	$8,710

Convertible Promissory Notes with Ecosystem Integrity Fund II, LP.
On April 30, 2021, the Company issued a short-term Subordinated Convertible Promissory Note to Ecosystem Integrity Fund II, LP (“EIF”) for a total principal of $0.5 million plus accrued interest of 3.0% per annum due on June 30, 2021. The Note included a conversion feature which allows the holder to convert any portion of the note plus any unpaid accrued interest (“Conversion Amount”) into shares of Series
C-1
Preferred Stock on the maturity date of June 30, 2021 or thereafter. As of December 31, 2021 the principal and accrued interest remained outstanding and the holder did not elect to covert the note into Series
C-1
Preferred shares. The principal and accrued interest of $0.5 million was repaid in February 2022.

2019-A
Convertible Notes
In 2019, the Company issued a series of convertible notes
(“2019-A
Convertible Notes”) for $0.1 million in proceeds, with immaterial debt issuance costs, and which were due and payable on demand by the holders after August 2020. The notes carried simple interest of 6.0% and contained a conversion feature whereby the notes would convert at 80% of the issuance price of the preferred shares in the next equity financing. The notes also contained other embedded features such as conversion options that were exercisable upon the occurrence of various contingencies. All of the embedded features were analyzed to determine whether they should be bifurcated and separately accounted for as a derivative. Pursuant to such analysis, the Company valued and bifurcated the share-settled redemption feature, which enabled the holders to convert the notes to the preferred shares at a predefined discount from the issuance price and recorded its initial fair value of less than $0.1 million as a discount on the convertible notes face amount. The debt discount was amortized to interest expense at a weighted-average effective interest rate of 17.6% through the maturity dates of the notes.
The fair value of the share-settled redemption feature was determined in accordance with the methodology described in Note 8 – Fair Value Measurements, and the changes in fair value were recognized as a component of other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss. The Company recorded zero, less than $0.1 million, and less than $0.1 million in expense during the years ended December 31, 2022, 2021 and 2020, respectively, related to the change in the fair value of the convertible notes embedded derivative liability. The convertible notes were carried within the accompanying consolidated balance sheets at their original issuance value, net of unamortized debt discount and issuance costs. In March 2022, as part of the Company’s Series D Preferred Stock issuance, the
2019-A
Convertible Notes converted into 62,500 shares of Series
D-2
redeemable convertible preferred stock. The Company recognized a loss on the conversion of less than $0.1 million in other income (expense), net on the consolidated statements of operations and comprehensive loss.
The net carrying amount of the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021
Principal	$100	$100
Unamortized debt discount	—	—
PIK interest added to principal balance	16	15
Conversion to Series D-2 redeemable convertible preferred stock	(116)	—

Net carrying amount	$—	$115

Interest expense related to the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021	2020
Amortization of debt discount	$—	$—	$4
PIK interest	1	12	3

Total non-cash interest expense	$1	$12	$7

2020-A
Convertible Notes
In 2020, the Company issued a series of convertible notes
(“2020-A
Convertible Notes”) for $3.8 million in proceeds, with immaterial debt issuance costs, and which are due and payable on demand by the holders after April 2021. The notes carried simple interest of 2.0% and contained a conversion feature whereby the notes would convert at 80% of the issuance price of the preferred shares in the next equity financing. The notes also contained other embedded features such as conversion options that were exercisable upon the occurrence of various contingencies. All of the embedded features were analyzed to determine whether they should be bifurcated and separately accounted for as a derivative. Pursuant to such analysis, the Company valued and bifurcated the share-settled redemption feature, which enables the holders to convert the notes to the preferred shares at a predefined discount from the issuance price and recorded its initial fair value of $0.5 million as a discount on the convertible notes face amount. The debt discount was amortized to interest expense at a weighted-average effective interest rate of 25.6% through the maturity dates of the notes.
The fair value of the share-settled redemption feature was determined in accordance with the methodology described in Note 8 – Fair Value Measurements, and the changes in fair value were recognized as a component of other income (expense), net in the accompanying consolidated statements of operations and comprehensive loss. The Company recorded zero, less than $0.1 million, and less than $0.1 million in expense during the years ended December 31, 2022, 2021 and 2020 respectively, related to the change in the fair value of the convertible notes embedded derivative liability. The convertible notes were carried within the accompanying consolidated balance sheets at their original issuance value, net of unamortized debt discount and issuance costs. In March 2022, as part of the Company’s Series D Preferred Stock issuance, the
2020-A
Convertible Notes converted into 785,799 shares of Series
D-1
redeemable convertible preferred stock. The Company recognized a gain on the conversion of $0.9 million in other income (expense), net on the consolidated statements of operations and comprehensive loss.
The net carrying amount of the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021
Principal	$3,784	$3,784
Unamortized debt discount	—	—
PIK interest added to principal balance	122	106
Conversion to Series D-1 redeemable convertible preferred stock	(3,906)	—

Net carrying amount	$—	$3,890

Interest expense related to the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021	2020
Amortization of debt discount . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$281	$235
PIK interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16	74	32

Total non-cash interest expense . . . . . . . . . . . . . . . . . . . . . . . .	$16	$355	$267

2021-A
Convertible Notes
In 2020, the Company issued a series of convertible notes
(“2021-A
Convertible Notes”) for $4.3 million in proceeds, with immaterial debt issuance costs, and which are due and payable on demand by the holders after February 2022. The holders are existing investors and are not expected to demand cash settlement, as the Company expects to raise additional preferred financing under which the notes will convert into preferred shares. The notes carry simple interest of 2.0% and contained a conversion feature whereby the notes would convert at 80% of the issuance price of the preferred shares in the next equity financing. The notes also contained other embedded features such as conversion options that were exercisable upon the occurrence of various contingencies. All of the embedded features were analyzed to determine whether they should be bifurcated and separately accounted for as a derivative. Pursuant to such analysis, the Company valued and bifurcated the share-settled redemption feature, which enables the holders to convert the notes to the preferred shares at a predefined discount from the issuance price and recorded its initial fair value of $0.6 million as a discount on the convertible notes face amount. The debt discount is amortized to interest expense at a weighted-average effective interest rate of 18.1% through the maturity dates of the notes.
The fair value of the share-settled redemption feature was determined in accordance with the methodology described in Note 10 – Fair Value Measurements, and the changes in fair value were recognized as a component of other income (expense), net in the consolidated statements of operations and comprehensive loss. The Company recorded zero and $0.2 million and in expense during the year ended December 31, 2022 and December 31, 2021, respectively, related to the change in the fair value of the convertible notes embedded derivative liability. The convertible notes were carried on the consolidated balance sheets at their original issuance value, net of unamortized debt discount and issuance costs. In March 2022, as part of the Company’s Series D Preferred Stock issuance, the
2021-A
Convertible Notes converted into 869,640 shares of Series
D-1
redeemable convertible preferred stock. The Company recognized a gain on the conversion of $0.8 million in other income (expense), net on the consolidated statements of operations and comprehensive loss.
The net carrying amount of the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021
Principal	$4,250	$4,250
Unamortized debt discount	—	(112)
PIK interest added to principal balance	74	57
Conversion to Series D-1 redeemable convertible preferred stock	(4,324)	—

Net carrying amount	$—	$4,195

Interest expense related to the convertible notes was as follows (in thousands):

	As of December 31,
	2022	2021	2020
Amortization of debt discount . . . . . . . . . . . . . . . . . . . . . . . . .	$112	$454	$—
PIK interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17	57	—

Total non-cash interest expense . . . . . . . . . . . . . . . . . . . . . . . .	$129	$511	$—

As part of the
2021-A
Convertible Notes financing, the Company entered into an additional convertible note with an existing investor for $0.5 million. The note carries PIK interest of 3.0% and is due and payable on demand at any time after June 30, 2021. The note contains an embedded conversion feature, which allows the holder to convert the note into a fixed number of shares of Series
C-1
preferred stock at any time after
June 30, 2021. The Company concluded the conversion feature is not required to be bifurcated as an embedded derivative liability, and the note is carried at its principal plus accrued PIK interest.
The net carrying amount of the
2021-A
convertible note without an embedded derivative liability was as follows (in thousands):

	As of December 31,
	2022	2021
Principal	$500	$500
Unamortized debt discount	—	—
PIK interest added to principal balance	10	10
Repayment of principal and accrued interest	(510)	—

Net carrying amount	$—	$510

Interest expense related to the note was as follows (in thousands):

	As of December 31,
	2022	2021	2020
Amortization of debt discount	$—	$—	$—
PIK interest	—	10	—

Total non-cash interest expense	$—	$10	$—

2022 Convertible Notes
In connection with the Business Combination Agreement, the Company has raised a series of convertible notes (“2022 Convertible Notes”) in November 2022, December 2022, and February 2023 with additional investors, with an aggregate purchase price of $12.0 million. Additionally, as part of the acquisition of Solaria, the Company assumed a note from an existing investor for its fair value of $6.7 million. The note contains the same terms as the other 2022 Convertible Notes. The Company did not incur significant issuance costs associated with the 2022 Convertible Notes. The 2022 Convertible Notes will convert to common shares of Complete Solaria, Inc. at the close of the deSPAC transaction. The 2022 Convertible Notes accrue interest at a rate of 5% per annum. Immediately prior to the closing of the expected deSPAC transaction, the 2022 Convertible Notes will be converted into that number of shares of common stock of Complete Solaria equal to (x) the principal amount together with all accrued interest of the 2022 Convertible Notes divided by 0.75, divided by (y) the price of a share of common stock of Complete Solaria used to determine the conversion ratio in the Business Combination Agreement. As of December 31, 2022, the 2022 Convertible Notes have accrued $0.2 million. The carrying values of $15.5 million and $3.4 million are recorded within convertible notes, net due to related parties and convertible notes, net on the consolidated balance sheets, respectively, as of December 31, 2022. As of December 31, 2022, the total estimated fair value of the Company’s 2022 Convertible Notes was $19.8 million, which was estimated based on Level 3 inputs.
SAFE Agreements
2019 SAFE
In September 2019, the Company issued the 2019 SAFE for $0.1 million in proceeds, with immaterial debt issuance costs. No interest was accrued on the 2019 SAFE. The 2019 SAFE contained conversion features that allowed the holder to convert the 2019 SAFE into shares of preferred stock upon the next equity financing, subject to a valuation cap. The 2019 SAFE was reported at fair value in accordance with the methodology described in Note 8 – Fair Value Measurements. The fair value of the 2019 SAFE was $0.2 million as of December 31, 2021 which is recorded in SAFE Agreements in the accompanying consolidated balance sheets. In March 2022, the Company converted the 2019 SAFE into 48,258 shares of Series
D-3
redeemable convertible preferred stock. The Company recognized a gain on the conversion of the 2019 SAFE of less than $0.1 million in other income (expense), net on the consolidated statements of operations and comprehensive loss.
2021 SAFE
In December 2021, the Company issued the 2021 SAFE for $5.0 million in proceeds, with immaterial debt issuance costs. No interest is accrued on the 2021 SAFE. The 2021 SAFE contained conversion features that allowed the holder to convert the 2021 SAFE into shares of preferred stock upon the next equity financing, subject to a valuation cap. The 2021 SAFE was reported at fair value in accordance with the methodology described in Note 10 – Fair Value Measurements. The fair value of the 2021 SAFE was $6.3 million as of December 31, 2021 which is recorded in SAFE Agreements in the accompanying consolidated balance sheets. In
March 2022, the Company converted the 2021 SAFE into 1,005,366 shares of Series
D-1
redeemable convertible preferred stock. The Company recognized a gain on the conversion of the 2021 SAFE of $1.4 million in other income (expense), net on the consolidated statements of operations and comprehensive loss.
Solaria SAFE
As part of the acquisition of Solaria (refer to Note 4 – Business Combination) the Company acquired the Solaria SAFEs. The number of shares to be issued upon conversion of the SAFE notes contained various features to convert or redeem the Solaria SAFEs in the event of an equity financing, public offering, change of control or a dissolution event.
The Company historically elected to account for all of the SAFE notes at estimated fair value pursuant to the fair value option and recorded the change in estimated fair value as other income (expense), net in the consolidated statements of operations and comprehensive loss until the notes are converted or settled. The SAFE notes were amended through the SAFE Assumption Amendment, Assignment and Assumption Agreement on November 4, 2022, as part of the merger with Complete Solar, whereby all the SAFE notes were assumed by Complete Solar. As part of the purchase price accounting discussed in Note 4 - Business Combination, the estimated fair value of the SAFE notes was determined to be $60.5 million. Post consummation of the merger the SAFE notes were converted to 8,171,662 shares of Series
D-8
preferred stock as discussed in Note 4 - Business Combination.
Notes Payable
Loan and Security Agreement
In January 2020, the Company entered into a Loan and Security Agreement (the “Loan Agreement”) with Silicon Valley Bank (“SVB”). The Loan Agreement, as amended, provided for a line of credit up to $7.0 million and has a maturity date of February 2022. Advances under the line of credit bore interest at the greater of 5.25% or the prime rate (as published in the Wall Street Journal) plus 3.5% per annum. All borrowings under the line of credit were to be secured by substantially all of the Company’s assets. As of December 31, 2021, the Company had outstanding borrowings under the line of credit of $7.0 million.
During 2021, the Company entered into several amendments to the Loan Agreement, and in May and August 2021 in connection with the Fifth and Sixth Amendments, the Company issued warrants to purchase 5,122 shares and 5,229 shares of common stock at exercise prices of $0.38 per share and $0.62 per share, respectively. The fair value of the warrants were recorded as deferred issuance costs and amortized to interest expense. As of December 31, 2022 and December 31, 2021, there were no unamortized debt issuance costs.
Under the Loan Agreement, the Company was subject to certain reporting covenants, such as a requirement for the Company’s monthly unaudited financial statements and Compliance Certificate, as well as a financial covenant to maintain a minimum liquidity ratio of 1.75 to 1.00. In 2021, the Loan Agreement was amended to add a new financial covenant, requiring the Company to obtain new equity of at least $15.0 million by a specified date, which the Company did not meet; however, the default was later waived by SVB. The Company was in compliance with all reporting and financial covenants as of December 31, 2021.
In February 2022, as part of the transaction to raise long-term debt in CS Solis, the Company repaid the principal and accrued interest of the Loan Agreement of $6.7 million, which terminated the agreement with SVB.
2021 Promissory Notes
In July 2021, the Company issued a
short-term
promissory note for $0.5 million in proceeds, with immaterial debt issuance costs. The promissory note carried simple interest of 2.0% and were due and payable after February 2022. As of December 31, 2021, the carrying value of the promissory note was
$0.5 million and was recorded in Notes Payable in the accompanying consolidated balance sheets. In February 2022, the Company repaid the 2021 Promissory Note, and no amounts remain outstanding as of December 31, 2022.
In October 2021, the Company issued a short-term promissory note for $2.0 million in proceeds, with immaterial debt issuance costs. The promissory note contained a financing fee of $0.3 million, which was due and payable along with the principal amount in January 2022. In connection with the promissory note, the Company issued a warrant to purchase 50,000 shares of common stock at an exercise price of $0.01 per share. The fair value of the warrant was recorded as a debt discount and amortized to interest expense. As of December 31, 2021, the carrying value of the promissory note was $2.0 million, which was recorded in Notes Payable in the accompanying consolidated balance sheets, and the remaining unamortized debt discount was nil. The principal and accrued interest of the note payable was repaid in January 2022, and no amounts remain outstanding as of December 31, 2022.
Paycheck Protection Program Loan
In April 2020 and April 2021, the Company received loans in principal amounts of $0.9 million and $0.9 million, respectively, under the Paycheck Protection Program (the “PPP Loans”), which was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) administered by the U.S. Small Business Administration (the “SBA”). The PPP Loans were evidenced by promissory notes and bore interest at 1% with no payments for the first 6 months. The PPP Loans were subject to partial or full forgiveness if the Company used all proceeds for eligible purposes, maintained certain employment levels and maintained certain compensation levels in accordance with and subject to the CARES Act and the rules, regulations and guidance. In June and October 2021, the principal and accrued interest on the PPP Loans were forgiven.
Current Insight Promissory Note
In January 2021, the Company issued a promissory note for principal of $0.1 million in connection with the purchase of Current Insight, with immaterial debt issuance costs. The promissory note bears interest at 0.14% per annum and has equal monthly installments due and payable through the maturity date of January 2022. As of December 31, 2021, the carrying value of the promissory note was less than $0.1 million. The principal and accrued interest was repaid in January 2022 and no amounts remain outstanding as of December 31, 2022.
The following table summarizes the Company’s outstanding notes payable (in thousands):

	As of December 31,
	2022	2021
Loan and Security Agreement	$—	$6,987
2021 Promissory Notes	—	2,500
Current Insight Promissory Note	—	20

	—	9,507
Less: Unamortized debt issuance costs and discounts	—	—

	$—	$9,507

2018 Bridge Notes
In December 2018, Solaria Corporation issued senior subordinated convertible secured notes (“2018 Notes”) totaling approximately $3.4 million in exchange for cash. The notes bear interest at the rate of 8% per annum and the investors are entitled to receive twice of the face value of the notes at maturity. The 2018 Notes are secured by substantially all of the assets of Solaria Corporation. In 2021, the 2018 Notes were amended extending the maturity date to December 13, 2022. In connection with the 2021 amendment,
Solaria had issued warrants to purchase shares of
Series E-1
redeemable convertible preferred stock of Solaria. The warrants were exercisable immediately in whole or in part at and expire on December 13, 2031. As part of the merger with Complete Solar, all the outstanding warrants issued to the lenders were assumed by the parent company, Complete Solaria as discussed in Note 4 – Business Combination.
As part of the purchase price accounting discussed in Note 4 – Business Combination, the estimated fair value of the 2018 Notes was determined to be $9.1 million.
In December 2022, the Company entered into an amendment to the 2018 Notes extending the maturity date from December 13, 2022 to December 13, 2023. In connection with the amendment, the notes will continue to bear interest at 8% per annum and are entitled to an increased repayment premium from 110% to 120% of the principal and accrued interest at the time of repayment.
The Company concluded that the modification was a troubled debt restructuring as the Company was experiencing financial difficulty and the amended terms resulted in a concession to the Company. As the future undiscounted cash payments under the modified terms exceeded the carrying amount of the Solaria 2018 Notes on the date of modification, the modification was accounted for prospectively. The incremental repayment premium is being amortized to interest expense using the effective interest rate method. As of December 31, 2022, the carrying value of the 2018 Notes was $9.8 million. Interest expense recognized from the date of the acquisition through December 31, 2022 was $0.7 million. As of December 31, 2022, the total estimated fair value of the Company’s 2018 Bridge Notes was $9.1 million, which was estimated based on Level 3 inputs.
SCI Term Loan and Revolver Loan
In October 2020, Solaria entered into a loan agreement (“Loan Agreement”) with Structural Capital Investments III, LP (“SCI”).
The Loan Agreement with SCI comprises of two facilities, a term loan (the “Term Loan”) and a revolving loan (the “Revolving Loan”) (together “Original Agreement”) for $5.0 million each with a maturity date of October 31, 2023. Both the Term Loan and the Revolving Loan were fully drawn upon closing. The Term Loan was repaid prior to the acquisition of Solaria by Complete Solar and was not included in the business combination.
The Revolving Loan also has a term of
thirty-six
months, principal repayments at the end of the term and an annual interest rate of 7.75% or Prime rate plus 4.5%, whichever is higher. The Loan Agreement required the Company to meet certain financial covenants relating to maintenance of specified restricted cash balance, achieving specified revenue target and maintaining specified contribution margin (“Financial covenants”) over the term of each of the Revolving Loan. The Revolving Loan is collateralized substantially by all assets and property of the Company.
In the years ended December 31, 2022 and December 31, 2021, Solaria entered into several Amended and Restated Loan and Security Agreements as a forbearance agreement for SCI to forbear from exercising any rights and remedies available to it as a result of Company not meeting certain Financial Covenants required by the Original Agreement. As a result of these amendment changes were made to the financial covenants and Solaria recorded a total of $1.9 million amendment fees in Other Liabilities and was included in the acquired liabilities for purchase price accounting.
Solaria had historically issued warrants to purchase shares of Series
E-1
redeemable convertible preferred stock of Solaria (“SCI Series
E-1
warrants”). The warrants were fully exercisable in whole or in part at any time during the term of the Original agreement. As part of the merger with Complete Solar, all the outstanding SCI Series
E-1
warrants were assumed by the parent company, Complete Solaria as discussed in Note 4 – Business Combination.
The Revolving loan outstanding on the date of merger was fair valued at $5.0 million for the purpose of purchase price accounting discussed in Note 3. The revolving loan principal balance at December 31, 2022 amounted to $5.0 million and is due on October 2023. Interest expense recognized from the date of merger to December 31,
2022 amounted to $0.1 million. The Company was in compliance with all the covenants as of December 31, 2022. As of December 31, 2022, the fair value of the Revolving Loan approximates its carrying value.
Secured Credit Facility
In December 2022, the Company entered into a secured credit facility agreement with Kline Hill Partners IV SPV LLC and Kline Hill Partners Opportunity IV SPV LLC. The secured credit facility agreement matures in April 2023, which allows the Company to borrow up to 70% of the net amount of its eligible vendor purchase orders with a maximum amount of $10.0 million at any point in time. The purchase orders are backed by relevant customer sales orders which serves as a collateral. The amounts drawn under the secured credit facility may be reborrowed provided that the aggregate borrowing does not exceed $20.0 million. The repayment under the secured credit facility is the borrowed amount multiplied by 1.15x if repaid within 75 days and borrowed amount multiplied by 1.175x if repaid after 75 days. The Company may prepay any borrowed amount without premium or penalty.
In December 2022, the Company borrowed an amount of $5.5 million against the secured credit facility. In February 2023, the Company made a repayment of $6.3 million which included aggregate financing cost amounting to $0.8 million. At December 31, 2022, the outstanding net Debt amounted to $5.6 million, including accrued financing cost of $0.1 million. As of December 31, 2022, the fair value of the Secured Credit Facility approximates its carrying value.
Long-term debt in CS Solis
As described above, as part of the reorganization in February 2022 of the Company, the Company received an investment from CRSEF. The investment was made pursuant to a subscription agreement, under which Carlyle contributed $25.6 million in exchange for 100 Class B Membership Units of CS Solis and the Company contributed the net assets of Complete Solar, Inc. in exchange for 100 Class A Membership. The Class B Membership Units are mandatorily redeemable by the Company on the three-year anniversary of the effective date of the CS Solis amended and restated LLC agreement (February 14, 2025). The Class B Membership Units accrue interest that is payable upon redemption at a rate of 10.5% (which is structured as a dividend payable based on 25% of the investment amount measured quarterly), compounded annually, and subject to increases in the event the Company declares any dividends. In connection with the investment, the Company issued a warrant to purchase 5,978,960 shares of the Company’s common stock at a price of $0.01 per share, of which, 4,132,513 shares are immediately exercisable. The Company has accounted for the mandatorily redeemable investment from Carlyle in accordance with ASC 480,
Distinguishing Liabilities from Equity
, and has recorded the investment as a liability, which is accreted to its redemption value under the effective interest method. The Company has recorded the warrants as a discount to the liability. Refer to Note 13 – Common Stock, for further discussion of the warrants issued in connection with the Class B Membership Units. As of December 31, 2022, the Company has recorded a liability of $25.2 million included in long-term debt in CS Solis on the consolidated balance sheets. For the year ended December 31, 2022, the Company has recorded accretion of the liability as interest expense of $2.4 million, and the Company has recorded the amortization of issuance costs as interest expense of $1.2 million. As of December 31, 2022, the total estimated fair value of the Company’s 2018 long-term debt in CS Solis was $24.0 million, which was estimated based on Level 3 inputs.